Promissory Notes and Advances (Details Narrative) - USD ($)														3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 09, 2024	Oct. 03, 2024	Aug. 14, 2024	Jun. 05, 2024	Apr. 04, 2024	Feb. 22, 2024	Jan. 25, 2024	Jan. 05, 2024	Dec. 08, 2023	Oct. 13, 2023	Jun. 02, 2023	Mar. 23, 2023	Mar. 03, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 07, 2025	Mar. 06, 2025
Short-Term Debt [Line Items]
Interest expense														$ 62,827	$ 62,137	$ 43,602	$ 33,395	$ 124,964	$ 76,997	$ 188,203	$ 57,255
Promissory note - related party																				4,445,458	$ 1,757,255
Debt Instrument, Convertible, Conversion Price																							$ 10.00
Subsequent Event [Member]
Short-Term Debt [Line Items]
Outstanding loans																						$ 2,000,000	$ 2,000,000
Debt Instrument, Convertible, Conversion Price																						$ 10.00	$ 10.00
Promissory Note 1 [member]
Short-Term Debt [Line Items]
Extension fees payment													$ 390,000
Promissory note bears interest percentage													6.00%
Borrowings														390,000	390,000			390,000		390,000
Promissory Note 2 [member]
Short-Term Debt [Line Items]
Extension fees payment												$ 250,000
Promissory note bears interest percentage												6.00%
Borrowings														250,000	250,000			250,000		250,000
Outstanding loans												$ 250,000
Promissory Note 3 [member]
Short-Term Debt [Line Items]
Extension fees payment											$ 700,000
Promissory note bears interest percentage											6.00%
Borrowings														700,000	700,000			700,000		700,000
Outstanding loans											$ 700,000
Promissory Note 4 [member]
Short-Term Debt [Line Items]
Extension fees payment										$ 250,000
Promissory note bears interest percentage										6.00%
Borrowings														250,000	250,000			250,000		250,000
Outstanding loans										$ 250,000
Promissory Note 5 [member]
Short-Term Debt [Line Items]
Extension fees payment									$ 110,000
Promissory note bears interest percentage									6.00%
Borrowings														110,000	110,000			110,000		110,000
Outstanding loans									$ 110,000
Promissory Note 6 [member]
Short-Term Debt [Line Items]
Extension fees payment								$ 250,000
Promissory note bears interest percentage								6.00%
Borrowings														250,000	250,000			250,000
Outstanding loans								$ 250,000
Promissory Note 7 [member]
Short-Term Debt [Line Items]
Extension fees payment							$ 300,000
Promissory note bears interest percentage							6.00%
Borrowings																				300,000
Outstanding loans							$ 300,000
Promissory Note 8 [member]
Short-Term Debt [Line Items]
Extension fees payment						$ 300,000
Promissory note bears interest percentage						6.00%
Borrowings														300,000	300,000			300,000		300,000
Outstanding loans						$ 300,000
Promissory Note 9 [member]
Short-Term Debt [Line Items]
Extension fees payment					$ 300,000
Promissory note bears interest percentage					6.00%
Borrowings														300,000	300,000			300,000		300,000
Outstanding loans					$ 300,000
Promissory Note 10 [member]
Short-Term Debt [Line Items]
Extension fees payment				$ 400,000
Promissory note bears interest percentage				6.00%
Borrowings														400,000	400,000			400,000		400,000
Outstanding loans				$ 400,000
Promissory Note 11 [Member]
Short-Term Debt [Line Items]
Extension fees payment			$ 300,000
Promissory note bears interest percentage			6.00%
Borrowings														300,000	300,000			300,000		300,000
Outstanding loans			$ 300,000
Promissory Note 12 [Member]
Short-Term Debt [Line Items]
Extension fees payment		$ 300,000
Promissory note bears interest percentage		6.00%
Borrowings														300,000	300,000			300,000		300,000
Outstanding loans		$ 300,000
Promissory Note 13 [Member]
Short-Term Debt [Line Items]
Extension fees payment	$ 350,000
Promissory note bears interest percentage	6.00%
Borrowings														$ 350,000	$ 350,000			$ 350,000		$ 350,000
Outstanding loans	$ 350,000